Segment Information (Schedule Of Selected Quarterly Financial Data) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Segment Information [Abstract]
Operating revenues	$ 172,700	$ 197,328	$ 178,313	$ 163,615	$ 168,435	$ 193,477	$ 168,733	$ 152,793	$ 711,956	$ 683,438	$ 633,292	$ 589,901	$ 566,470
Operations and maintenance expense	69,981	70,039	66,765	63,731	66,464	68,842	65,432	63,909	270,516	264,647	254,335
Operating income	64,508	87,759	72,623	60,920	62,567	83,389	64,088	50,303	285,810	260,347	228,280
Income from continuing operations	32,005	45,516	36,595	30,646	27,324	40,370	28,894	21,609	144,762	118,197	100,150
(Loss) income from discontinued operations	2,000	(4,393)	995	(295)		3,381	961	(98)	(1,693)	5,778	4,203
Net income attributable to common shareholders	$ 34,005	$ 41,123	$ 37,590	$ 30,351	$ 28,858	$ 43,751	$ 29,855	$ 21,511	$ 143,069	$ 123,975	$ 104,353	$ 97,918	$ 95,014
Basic income from continuing operations per common share	$ 0.23	$ 0.33	$ 0.26	$ 0.22	$ 0.20	$ 0.29	$ 0.21	$ 0.16	$ 1.05	$ 0.86	$ 0.74	$ 0.70	$ 0.68
Diluted income from continuing operations per common share	$ 0.23	$ 0.33	$ 0.26	$ 0.22	$ 0.20	$ 0.29	$ 0.21	$ 0.16	$ 1.04	$ 0.86	$ 0.74	$ 0.69	$ 0.67
Basic (loss) income from discontinuing operations per common share	$ 0.01	$ (0.03)	$ 0.01	$ 0.00	$ 0.01	$ 0.02	$ 0.01	$ 0.00	$ (0.01)	$ 0.04	$ 0.03	$ 0.03	$ 0.04
Diluted (loss) income from discontinuing operations per common share	$ 0.01	$ (0.03)	$ 0.01	$ 0.00	$ 0.01	$ 0.02	$ 0.01	$ 0.00	$ (0.01)	$ 0.04	$ 0.03	$ 0.03	$ 0.04
Basic net income per common share	$ 0.25	$ 0.30	$ 0.27	$ 0.22	$ 0.21	$ 0.32	$ 0.22	$ 0.16	$ 1.04	$ 0.91	$ 0.77	$ 0.73	$ 0.72
Diluted net income per common share	$ 0.24	$ 0.30	$ 0.27	$ 0.22	$ 0.21	$ 0.32	$ 0.22	$ 0.16	$ 1.03	$ 0.90	$ 0.77	$ 0.73	$ 0.71
Dividend paid per common share	$ 0.165	$ 0.155	$ 0.155	$ 0.155	$ 0.155		$ 0.145	$ 0.145	$ 0.630	$ 0.590
Dividend declared per common share		$ 0.320	$ 0.155	$ 0.155		$ 0.300	$ 0.145	$ 0.145	$ 0.630	$ 0.590	$ 0.55	$ 0.51	$ 0.48
Price range of common stock, high	$ 22.52	$ 22.74	$ 23.28	$ 23.79	$ 22.97	$ 20.99	$ 18.73	$ 17.88	$ 23.79	$ 22.97
Price range of common stock, low	$ 20.16	$ 19.28	$ 21.03	$ 21.56	$ 20.20	$ 17.38	$ 16.52	$ 16.45	$ 19.28	$ 16.45